UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby
represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Carol Roman
Title:	Administrative Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Carol Roman     New York, New York    NOV 10, 1999

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             74

Form 13F Information Table Value Total:		     167,101

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      433    11800 SH       SOLE                                      11800
American Express Inc.          COM              025816109     1364    10105 SH       SOLE                                      10105
American Home Products         COM              026609107     1169    28180 SH       SOLE                                      28180
American International Group   COM              026874107     3986    45847 SH       SOLE                                      45847
Applied Materials Inc.         COM              038222105     3092    39800 SH       SOLE                                      39800
Automatic Data Processing      COM              053015103      643    14400 SH       SOLE                                      14400
Avalonbay Communities, Inc. SB COM              053373106      289     8543 SH       SOLE                                       8543
Bank of New York               COM              064057102     1560    46650 SH       SOLE                                      46650
Bellsouth Corp.                COM              079860102      436     9688 SH       SOLE                                       9688
Bristol-Myers Squibb           COM              110122108      951    14084 SH       SOLE                                      14084
CBS Corporation                COM              12490K107     1042    22529 SH       SOLE                                      22529
Chevron Corp.                  COM              166751107      248     2800 SH       SOLE                                       2800
Cisco Systems                  COM              17275R102    13805   201354 SH       SOLE                                     201354
Citigroup Inc.                 COM              172967101     1204    27372 SH       SOLE                                      27372
Coca-Cola Co.                  COM              191216100     1103    22870 SH       SOLE                                      22870
Costco Wholesale Corp.         COM              22160q102      347     4820 SH       SOLE                                       4820
Covance, Inc.                  COM              222816100      885    91375 SH       SOLE                                      91375
Cox Communications, Inc.       COM              224044107     2628    62950 SH       SOLE                                      62950
Dayton Hudson Corp.            COM              239753106      288     4800 SH       SOLE                                       4800
EMC Corp.                      COM              268648102     8565   120000 SH       SOLE                                     120000
Eli Lilly & Co.                COM              532457108      918    14306 SH       SOLE                                      14306
Equity Residential Properties  COM              29476L107      804    18965 SH       SOLE                                      18965
Europe Fund, Inc.              COM              29874M103      869    52300 SH       SOLE                                      52300
Exxon Corporation              COM              302290101     2049    26965 SH       SOLE                                      26965
Fannie Mae                     COM              313586109     3489    55650 SH       SOLE                                      55650
First Data Corp                COM              319963104     3971    90506 SH       SOLE                                      90506
First Union Corp.              COM              337358105      232     6500 SH       SOLE                                       6500
France Growth Fund, Inc.       COM              35177K108      729    51600 SH       SOLE                                      51600
GTE Corp.                      COM              362320103      569     7400 SH       SOLE                                       7400
General Electric               COM              369604103     6769    57095 SH       SOLE                                      57095
General Instruments Corp.(N/C  COM              370120107     4808   100175 SH       SOLE                                     100175
Gillette Co.                   COM              375766102      434    12800 SH       SOLE                                      12800
Healthsouth Corp.              COM              421924101      366    59700 SH       SOLE                                      59700
Hewlett-Packard                COM              428236103      368     4050 SH       SOLE                                       4050
Home Depot                     COM              437076102     4989    72700 SH       SOLE                                      72700
Intel Corp.                    COM              458140100     1986    26730 SH       SOLE                                      26730
International Business Machine COM              459200101      593     4900 SH       SOLE                                       4900
John Hancock Bank & Thrift Opp COM              409735107     2186   257180 SH       SOLE                                     257180
Kansas City Southern Industrie COM              485170104     2128    45760 SH       SOLE                                      45760
Kent Electronics Corp.         COM              490553104     1620    87550 SH       SOLE                                      87550
Lincare Holdings               COM              532791100     2212    83000 SH       SOLE                                      83000
Lucent Technologies Inc        COM              549463107     2413    37196 SH       SOLE                                      37196
MCI Worldcom, Inc.             COM              55268B106     1583    22030 SH       SOLE                                      22030
MSDW Emerging Markets Fund, In COM              61744G107      547    49756 SH       SOLE                                      49756
Manor Care, Inc. (N/C HCR Mano COM              421937103     2160   125200 SH       SOLE                                     125200
Mattell, Inc.                  COM              577081102      691    36390 SH       SOLE                                      36390
Merck & Co, Inc.               COM              589331107     3675    56704 SH       SOLE                                      56704
Microsoft Corp.                COM              594918104     8273    91352 SH       SOLE                                      91352
Mobil Corporation              COM              607059102      222     2200 SH       SOLE                                       2200
Motorola Inc.                  COM              620076109     1964    22315 SH       SOLE                                      22315
North Fork Bancorp, Inc.       COM              659424105      242    12404 SH       SOLE                                      12404
Omnicare, Inc.                 COM              681904108     1600   166275 SH       SOLE                                     166275
Omnicom Group Inc.             COM              681919106     2217    28000 SH       SOLE                                      28000
Pepsico Inc.                   COM              713448108      213     7000 SH       SOLE                                       7000
Pfizer Inc.                    COM              717081103     6783   189075 SH       SOLE                                     189075
Procter & Gamble               COM              742718109     3255    34718 SH       SOLE                                      34718
Quest Diagnostics, Inc.        COM              74834L100     2983   114740 SH       SOLE                                     114740
Royal Dutch Petroleum          COM              780257804      207     3500 SH       SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     2806    39075 SH       SOLE                                      39075
Sara Lee Corp.                 COM              803111103      215     9200 SH       SOLE                                       9200
Schlumberger Ltd.              COM              806857108      327     5240 SH       SOLE                                       5240
Scientific-Atlanta, Inc.       COM              808655104     5276   106450 SH       SOLE                                     106450
Scudder New Asia Fund, Inc.    COM              811183102     1319    90600 SH       SOLE                                      90600
Seagate Technology             COM              811804103     1730    56500 SH       SOLE                                      56500
Staples Inc.                   COM              855030102     1201    55050 SH       SOLE                                      55050
Symbol Technologies Inc.       COM              871508107     6287   186988 SH       SOLE                                     186988
Templeton China World Fund     COM              88018X102      180    25700 SH       SOLE                                      25700
Texaco Inc.                    COM              881694103      315     4996 SH       SOLE                                       4996
Texas Instruments, Inc.        COM              882508104     8188    99550 SH       SOLE                                      99550
Time Warner Inc.               COM              887315109     6234   102610 SH       SOLE                                     102610
Vodafone Airtouch PLC          COM              92857T107     5088    21399 SH       SOLE                                      21399
Wal-Mart Stores                COM              931142103     1966    41340 SH       SOLE                                      41340
Williams Cos                   COM              969457100      226     6000 SH       SOLE                                       6000
Xerox Corp.                    COM              984121103      495    11800 SH       SOLE                                      11800